GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Major Customers Data) (Details)	12 Months Ended
Dec. 31, 2013
Customer Concentration Risk [Member] | Sales [Member] | Major Customer [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.20%